UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

Credit Suisse High Yield Bond Fund

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2020 - June 30, 2021

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08777
Reporting Period: 07/01/2020 - 06/30/2021
Credit Suisse High Yield Bond Fund

====================== Credit Suisse High Yield Bond Fund ======================

TALOS ENERGY INC.

      Ticker:        TALO          Security ID:  87484T108
      Meeting Date:  MAY 11, 2021  Meeting Type: Annual
      Record Date:   MAR 22, 2021

     #    Proposal                            Mgt Rec Vote Cast Sponsor
     1.1  Elect Director Neal P. Goldman      For     Against   Management
     1.2  Elect Director Rajen Mahagaokar     For     Against   Management
     1.3  Elect Director Paula R. Glover      For     For       Management
     1.4  Elect Director Christine Hommes     For     Against   Management
     2    Ratify Ernst & Young LLP as Auditor For     For       Management
     3    Advisory Vote to Ratify Named       For     For       Management
          Executive Officers' Compensation
     4    Approve Omnibus Stock Plan          For     For       Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse High Yield Bond Fund

By:	/s/ John G. Popp
John G. Popp
Chief Executive Officer and President

Date: July 23, 2021